Deferred revenue (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / OZ	Dec. 31, 2022 USD ($) $ / OZ
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred revenue - variable consideration adjustments - prior periods | $	$ 4,885	$ 959
Variable consideration adjustment - increase (decrease) of finance expense | $	$ (96)	$ (940)
Peru Stream Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Drawdown rate for gold | $ / OZ	820	734
Drawdown rate for silver | $ / OZ	15.26	14.95
Stream transactions with 777 mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate on streaming agreement	9.00%